       LEGG MASON
       TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       MARYLAND TAX-FREE
       PENNSYLVANIA TAX-FREE
       TAX-FREE INTERMEDIATE-TERM

                       ---------------------------------------------------------

                       ---------------------------------------------------------

                                  ANNUAL REPORT TO SHAREHOLDERS
                                  March 31, 2002
                                  Primary Class


                                        [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with the annual report for the Legg Mason Tax-Free Income Fund ("Trust") for its fiscal year ended March 31, 2002. This report includes financial information for the three series of the Trust: the Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate Funds.

  The following table summarizes key statistics for each Fund, as of March 31, 2002:

                                             Average        Net Asset Value
                         SEC Yield(A)   Weighted Maturity      Per Share
                         ------------   -----------------   ---------------
Maryland Tax-Free            4.45%       14.96 Years            $15.89
Pennsylvania Tax-Free        4.50%       14.81 Years             15.98
Tax-Free Intermediate        3.46%        7.37 Years             15.47

  For the twelve months ended March 31, 2002, total returns for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate were 2.96%, 2.64%, and 3.00%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The initial sales charge for each Fund is being waived indefinitely, and no initial sales charges are reflected in these total return calculations.) Of course, past performance does not guarantee future results.

  Normally, the average weighted maturity for Maryland Tax-Free and Pennsylvania Tax-Free will be kept within a range of 12 to 24 years. Because of their relatively long average weighted maturities, these Funds offer potentially higher yields than short-term and intermediate-term tax-free bond funds. However, their net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities. Tax-Free Intermediate's average weighted maturity is normally kept within an intermediate-term maturity range of 2 to 10 years. We expect that, in most market periods, Tax-Free Intermediate will offer greater price stability than municipal bond funds with longer maturities, while earning somewhat lower yields.

---------------

(A) SEC yields reported are for the 30 days ended March 31, 2002. If no fees had been waived by the Adviser, the 30-day SEC yields for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate would have been 4.21%, 4.19% and 3.04%, respectively.

  The Funds purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's or which are judged by their investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Funds are:

                               Maryland   Pennsylvania     Tax-Free
                               Tax-Free     Tax-Free     Intermediate
                               --------   ------------   ------------
Aaa                             53.57%       69.76%         52.82%
Aa                              26.05%       28.04%         28.19%
A                               14.45%          --           7.03%
Baa                              3.93%          --           3.66%
Short-term securities            2.00%        2.20%          8.30%

  I am pleased to report that Mark R. Fetting is the new President of the Legg Mason Tax-Free Income Fund and other Legg Mason mutual funds. Mark, who has more than 23 years of investment experience, is a graduate of the University of Pennsylvania's Wharton School and received an M.B.A. with distinction from the Harvard Business School. As the new President, he will join me in writing future letters to you.

  Some shareholders regularly add to their holdings by authorizing monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                                  Sincerely,

                                                  /s/ JOHN F. CURLEY, JR.

                                                  John F. Curley, Jr.
                                                  Chairman

April 30, 2002

Portfolio Manager's Comments

Legg Mason Tax-Free Income Fund

Market Overview and Commentary

  Municipal bond investors were treated to generally positive, if unspectacular, returns during the past year. The Lehman Municipal Bond Index, a proxy of the outstanding market of tax-free debt, returned 3.81% for the twelve months ended March 31, 2002. This may disappoint some investors after the prior year's extraordinary 10.92% total return, but the municipal market handily beat the total return of the broad, domestic equity market. The S&P 500 Index eked out a 0.21% return for the twelve months ended March 31, 2002, and took investors on a wild ride in doing so. The volatility was hardly surprising given the events of the past year. In the wake of the September 11 tragedies, global tensions spiraled upward, the prospects of domestic terrorist activity escalated, and the U.S. military mobilized. In addition, even as Enron's implosion reverberated across the corporate landscape, the U.S. economy seemed to gain some traction and accelerate. Last fall we experienced a different kind of "recession," with only one quarter of negative real GDP growth. The component contributors to the economic setback differed from a typical recession, as weakness in business fixed investment drove the recent slump without a significant pull-back in personal consumption or housing. Given the downturn's mildness, the recovery will likely be sub-par, making the Federal Reserve reluctant to tighten short-term rates aggressively for fear of choking off a weak recovery. The Fed funds rate remains at 1.75%, although on March 19 the Fed changed its bias from "weak" to "neutral," taking it a step closer to raising rates. However, the Fed is unlikely to tighten until employment data shows sustained improvement, and after falling for two consecutive months, the March unemployment rate rose to 5.7%. Geopolitical pressures are complicating domestic economic policy, with Middle East tensions causing oil prices to surge. Adding to the factors restraining growth, the recent jump in gasoline prices will dampen consumer spending and temper the recent improvement in consumer sentiment.

Maryland Tax-Free Income Trust

  For the fiscal year ended March 31, 2002, the Fund's total return was 2.96%. The average maturity of the Fund decreased to 14.96 years from 15.17 years over the last twelve months.

Pennsylvania Tax-Free Income Trust

  For the fiscal year ended March 31, 2002, the Fund's total return was 2.64%. The average maturity of the Fund increased to 14.81 years from 13.89 years over the last twelve months.

Tax-Free Intermediate-Term Income Trust

  For the fiscal year ended March 31, 2002, the Fund's total return was 3.00%. The average maturity of the Fund increased to 7.37 years from 6.68 years over the last twelve months.

Outlook

  In early March 2002, signs of a resurgent U.S. economy crashed the bond market's party. After posting robust gains during January and February, in March the municipal market registered its lowest monthly return (-1.96%) in eight years. However, there are some positive signs for April 2002 and beyond: forecasted new issue supply is light, and volatile equity markets should boost demand for bonds.

  In addition, municipal bonds face none of the accounting qualms confronting corporate stocks and bonds, as the Enron debacle spotlighted the remarkable creativity of some corporate accountants. The pace of economic growth in the first quarter of 2002 appears to have significantly exceeded the fourth quarter 2001 GDP of 1.7%. However, at this point it seems that second quarter economic growth will fade. Over the past few months, inventory restocking and a record warm winter that kept housing construction unseasonably strong pushed forward some of the second quarter's economic activity. In addition, stimulative monetary policy is being counteracted by volatile stock prices, rising borrowing costs, and the stronger dollar. As a result, although the Fed will probably raise rates at some point this year, it is unlikely to do so as aggressively or as soon as some investors anticipate.

Strategy

  We are mindful of the current level of interest rates, particularly for short and intermediate maturity bonds, the rebound in U.S. economic growth, and the likelihood of tighter monetary policy by the Federal Reserve. As a result, we have positioned the Funds with an eye toward principal preservation in a rising interest rate environment. In addition, we have maintained the high average quality of the Funds and continue to limit our holdings of lower-rated securities. Falling tax receipts have eroded the credit strength of many municipalities, reversing the steady build-up of municipal credit strength witnessed over the last few years.

                                                  Jane E. Trust, CFA

April 22, 2002

Performance Information

Legg Mason Tax-Free Income Fund

Performance Comparison of a $10,000 Investment as of March 31, 2002

  The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated after subtracting each Fund's maximum sales charge and after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

  Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Each Fund has two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not active.

Maryland Tax-Free Income Trust

  -------------------------------------------------
                    Cumulative      Average Annual
                  Total Return*     Total Return*
  -------------------------------------------------
  One Year             +0.13%           +0.13%
  Five Years          +25.23%           +4.60%
  Ten Years           +74.31%           +5.71%
  -------------------------------------------------
  * Includes maximum sales charge of 2.75%.
  -------------------------------------------------

[PERFORMANCE CHART]

                                                               MARYLAND TAX-FREE INCOME TRUST     LEHMAN MUNICIPAL BOND INDEX(A)
                                                               ------------------------------     ------------------------------
3/31/92                                                                     9,722                              10,000
                                                                           10,071                              10,379
                                                                           10,314                              10,655
                                                                           10,502                              10,849
3/31/93                                                                    10,935                              11,252
                                                                           11,301                              11,620
                                                                           11,714                              12,013
                                                                           11,779                              12,182
3/31/94                                                                    11,318                              11,513
                                                                           11,417                              11,640
                                                                           11,495                              11,720
                                                                           11,411                              11,552
3/31/95                                                                    12,065                              12,368
                                                                           12,333                              12,667
                                                                           12,636                              13,030
                                                                           13,101                              13,568
3/31/96                                                                    12,922                              13,405
                                                                           13,020                              13,508
                                                                           13,297                              13,817
                                                                           13,571                              14,169
3/31/97                                                                    13,533                              14,135
                                                                           13,913                              14,623
                                                                           14,271                              15,063
                                                                           14,615                              15,472
3/31/98                                                                    14,748                              15,650
                                                                           14,944                              15,888
                                                                           15,363                              16,376
                                                                           15,432                              16,474
3/31/99                                                                    15,508                              16,620
                                                                           15,229                              16,327
                                                                           15,068                              16,262
                                                                           14,914                              16,136
3/31/00                                                                    15,387                              16,607
                                                                           15,554                              16,858
                                                                           15,881                              17,266
                                                                           16,624                              18,021
3/31/01                                                                    16,296                              18,421
                                                                           17,027                              18,541
                                                                           17,444                              19,061
                                                                           17,335                              18,945
3/31/02                                                                    17,431                              19,123

---------------

(A) A total return performance benchmark for the long-term investment grade tax-exempt bond market.

              THE GRAPH DOES NOT REFLECT THE DEDUCTIONS OF TAXES A
                 SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
                         THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

Pennsylvania Tax-Free Income Trust

  -------------------------------------------------
                    Cumulative      Average Annual
                  Total Return*     Total Return*
  -------------------------------------------------
  One Year             -0.18%           -0.18%
  Five Years          +26.24%           +4.77%
  Ten Years           +77.08%           +5.88%
  -------------------------------------------------
  * Includes maximum sales charge of 2.75%.
  -------------------------------------------------

[PERFORMANCE CHART]

                                                                PENNSYLVANIA TAX-FREE INCOME
                                                                           TRUST                  LEHMAN MUNICIPAL BOND INDEX(A)
                                                                ----------------------------      ------------------------------
3/31/92                                                                     9,727                              10,000
                                                                           10,138                              10,379
                                                                           10,421                              10,655
                                                                           10,626                              10,849
3/31/93                                                                    11,022                              11,252
                                                                           11,470                              11,620
                                                                           11,881                              12,013
                                                                           11,982                              12,182
3/31/94                                                                    11,442                              11,513
                                                                           11,536                              11,640
                                                                           11,602                              11,720
                                                                           11,525                              11,552
3/31/95                                                                    12,246                              12,368
                                                                           12,518                              12,667
                                                                           12,782                              13,030
                                                                           13,282                              13,568
3/31/96                                                                    13,044                              13,405
                                                                           13,156                              13,508
                                                                           13,453                              13,817
                                                                           13,719                              14,169
3/31/97                                                                    13,645                              14,135
                                                                           14,082                              14,623
                                                                           14,473                              15,063
                                                                           14,829                              15,472
3/31/98                                                                    14,983                              15,650
                                                                           15,196                              15,888
                                                                           15,615                              16,376
                                                                           15,683                              16,474
3/31/99                                                                    15,812                              16,620
                                                                           15,546                              16,327
                                                                           15,348                              16,262
                                                                           15,168                              16,136
3/31/00                                                                    15,679                              16,607
                                                                           15,874                              16,858
                                                                           16,181                              17,266
                                                                           16,993                              18,021
3/31/01                                                                    17,256                              18,421
                                                                           17,346                              18,541
                                                                           17,737                              19,061
                                                                           17,606                              18,945
3/31/02                                                                    17,708                              19,123

---------------

(A) A total return performance benchmark for the long-term investment grade tax-exempt bond market.

              THE GRAPH DOES NOT REFLECT THE DEDUCTIONS OF TAXES A
                 SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
                         THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

Tax-Free Intermediate-Term Income Trust

  -------------------------------------------------
                    Cumulative      Average Annual
                  Total Return*     Total Return*
  -------------------------------------------------
  One Year             +0.94%            +0.94%
  Five Years          +23.70%            +4.35%
  Life of Fund(+)     +56.58%            +4.89%
  -------------------------------------------------
  * Includes maximum sales charge of 2.00%.
  (+) Inception date: November 9, 1992.
  -------------------------------------------------

[PERFORMANCE CHART]

                                                                 TAX-FREE INTERMEDIATE-TERM        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                        INCOME TRUST                         INDEX(B)
                                                                 --------------------------        ----------------------------
11/9/92                                                                     9,800                              10,000
                                                                            9,953                              10,232
3/31/93                                                                    10,226                              10,559
                                                                           10,509                              10,851
                                                                           10,829                              11,166
                                                                           10,943                              11,300
3/31/94                                                                    10,634                              10,874
                                                                           10,724                              10,989
                                                                           10,804                              11,094
                                                                           10,730                              10,987
3/31/95                                                                    11,234                              11,564
                                                                           11,506                              11,893
                                                                           11,737                              12,233
                                                                           12,011                              12,542
3/31/96                                                                    11,961                              12,497
                                                                           12,015                              12,551
                                                                           12,197                              12,776
                                                                           12,430                              13,089
3/31/97                                                                    12,405                              13,074
                                                                           12,699                              13,433
                                                                           12,947                              13,792
                                                                           13,187                              14,092
3/31/98                                                                    13,286                              14,253
                                                                           13,430                              14,419
                                                                           13,791                              14,876
                                                                           13,880                              14,970
3/31/99                                                                    13,928                              15,097
                                                                           13,718                              14,840
                                                                           13,770                              14,962
                                                                           13,777                              14,948
3/31/00                                                                    14,009                              15,185
                                                                           14,188                              15,432
                                                                           14,435                              15,782
                                                                           14,921                              16,304
3/31/01                                                                    15,202                              16,726
                                                                           15,314                              16,848
                                                                           15,666                              17,311
                                                                           15,563                              17,149
3/31/02                                                                    15,658                              17,315

---------------

(B) A total return performance benchmark for investment grade tax-exempt bonds with maturities ranging from six to eight years. Index returns are for periods beginning October 31, 1992.

              THE GRAPH DOES NOT REFLECT THE DEDUCTIONS OF TAXES A
                 SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR
                         THE REDEMPTION OF FUND SHARES.

             PAST PERFORMANCE DOES NOT INDICATE FUTURE PERFORMANCE.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
March 31, 2002
(Amounts in Thousands)

Maryland Tax-Free Income Trust

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.7%

Maryland -- 95.7%
 Anne Arundel County, Maryland, Consolidated
   General Improvement Bonds, Series 1996          5.000%     9/1/16        $1,000      $  1,006
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated General Improvement, Series 1999   6.500%    5/15/06         1,000         1,106
 Anne Arundel County, Maryland, PCR Refunding
   Bonds (Baltimore Gas and Electric Company
   Project), Series 1994                           6.000%     4/1/24         4,500         4,582
 Baltimore County, Maryland, GO Bonds,
   Consolidated Public Improvement
     1992 Refunding Series (Pre-refunded 7/1/02)   6.125%     7/1/09         2,000         2,062(A)
     1998 Series                                   4.750%     7/1/18         3,150         3,049
 Carroll County, Maryland, GO Bonds, County
   Commissioners of Carroll County, Consolidated
   Public Improvement Bonds of 1995                5.375%    11/1/25         1,000         1,008
 City of Annapolis, Maryland, Economic
   Development Revenue and Revenue Refunding
   Bonds, St. John's College Facility
     1998 Series                                   5.500%    10/1/18         1,000           980
     1998 Series                                   5.500%    10/1/23         2,000         1,939
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), GO, Consolidated Public
   Improvement Refunding Bonds of 1993, Series D
   (AMBAC insured)                                 6.000%    10/15/06        1,140         1,246
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Refunding
   Revenue Bonds (Water Projects), Series 1994-A   5.000%     7/1/24         5,600         5,511
 City of Baltimore, Maryland (Mayor and City
   Council of Baltimore), Project and Revenue
   Bonds (Wastewater Projects) (FGIC insured)
     Series 1996-A                                 5.000%     7/1/22         1,550         1,535
     Series 1996-A                                 5.500%     7/1/26         1,000         1,015
 Community Development Administration, Department
   of Housing and Community Development, State of
   Maryland
     Multi-Family Housing Revenue Bonds (Insured
       Mortgage Loans), 1995 Series B              5.800%    5/15/26         1,500         1,484
     Single Family Program Bonds, 1992 Second
       Series                                      6.650%     4/1/04         1,000         1,015

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Community Development Administration, Maryland
   Department of Housing and Community
   Development, Residential Revenue Bonds
     Series H AMT                                  5.200%     9/1/22        $2,000      $  1,931
     2001 Series B AMT                             5.375%     9/1/22           370           362
     2000 Series H AMT                             5.700%     9/1/22         2,000         2,016
     1999 Series D AMT                             5.375%     9/1/24         2,000         1,938
     1999 Series H AMT                             6.000%     9/1/17         3,000         3,105
 Department of Transportation of Maryland,
   Consolidated Transportation Bonds, Series of
   2002                                            5.500%     2/1/15         3,000         3,211
 Frederick County, Maryland, GO, Public
   Facilities Refunding Bonds of 1998, Series A    5.000%     7/1/15         1,000         1,026
 Harford County, Maryland, Consolidated Public
   Improvement Bonds, Series 1996 (Pre-refunded
   3/1/06)                                         5.000%     3/1/12           315           335(A)
 HOC of Montgomery County (Montgomery County,
   Maryland), Single Family Mortgage Revenue
   Bonds, 1991 Series A                            6.800%     7/1/17           400           404
 Howard County, Maryland, GO, Metropolitan
   District Project and Refunding Bonds, 1998
   Series A                                        4.750%    2/15/27         2,000         1,856
 Howard County, Maryland, GO, Metropolitan
   District Refunding Bonds, 1991 Series B         0.000%    8/15/07         1,000           795(B)
 Maryland Economic Development Corporation,
   Utility Infrastructure Revenue Bonds
   (University of Maryland, College Park
   Project), 2001 Series (AMBAC insured)           5.375%     7/1/16         1,000         1,035
 Maryland Health and Higher Educational
   Facilities Authority, County Commissioners of
   Frederick County, Maryland, Frederick Memorial
   Hospital, Inc., Series 1990 (Pre-refunded
   8/1/03)                                         6.625%     8/1/20           250           268(A)
 Maryland Health and Higher Educational
   Facilities Authority, Junior Lien Refunding
   Revenue Bonds, Francis Scott Key Medical
   Center Issue, Series 1993                       5.625%     7/1/25           995           997
 Maryland Health and Higher Educational
   Facilities Authority, Project and Refunding
   Revenue Bonds, University of Maryland Medical
   System Issue, Series 1993 (FGIC insured)        5.375%     7/1/13         2,000         2,043

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   Francis Scott Key Medical Center Issue, Series
   1993 (FGIC insured)                             5.000%     7/1/23        $2,000      $  1,934
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   Kennedy Krieger Issue, Series 1997              5.125%     7/1/22         2,000         1,838
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue Bonds,
   The Johns Hopkins University Issue
     Series 1998                                   6.000%     7/1/08         1,000         1,100
     Series 1998                                   6.000%     7/1/10           500           555
     Series 1997                                   5.625%     7/1/17         1,000         1,043
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, College
   of Notre Dame of Maryland Issue, Series 1998
   (MBIA insured)                                  5.300%    10/1/18           925           964
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Helix
   Health Issue, Series 1997 (AMBAC insured)       5.125%     7/1/11         2,000         2,108
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Howard
   County General Hospital Issue, Series 1993      5.500%     7/1/21         2,825         2,886
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Johns
   Hopkins Medicine, Howard County General
   Hospital Acquisition Issue, Series 1998 (MBIA
   insured)                                        5.000%     7/1/29         2,000         1,905
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, Maryland
   Institute, College of Art Issue, Series 1998
   (FSA insured)                                   5.000%     6/1/29         1,000           953
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   Medlantic/Helix Issue, Series 1998B (AMBAC
   insured)                                        5.250%    8/15/38         2,900         2,680
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The Johns
   Hopkins Hospital Issue
     Series 2001                                   5.000%    5/15/12         1,500         1,525
     Series 1990                                   0.000%     7/1/19         4,000         1,540(B)

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2001                                   5.750%     7/1/21        $3,000      $  3,032
     Series 2000                                   6.750%     7/1/30         1,250         1,334
     Series 2002                                   6.000%     7/1/32         1,000         1,014
 Maryland IDA, Refunding Revenue Bonds (American
   Center for Physics Headquarters Facility),
   Series 2001                                     5.250%    12/15/15          320           328
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992 (FGIC insured)               5.750%     7/1/15         5,250         5,283
 Maryland Water Quality Financing Administration,
   Revolving Loan Fund Revenue Bonds, Series
   1993A (Pre-refunded 9/1/03)                     5.400%     9/1/12         1,500         1,560(A)
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO, Consolidated Public
   Improvement Refunding Bonds of 1995 (FGIC
   insured)
     Series A (Pre-refunded 10/15/05)              0.000%    10/15/11        1,060           648(A,B)
     Series A                                      0.000%    10/15/11          940           568(B)
 Mayor and City Council of Baltimore, Parking
   Revenue, Project Revenue Bonds (Baltimore City
   Parking Systems Facilities), Series 1992A
   (Pre-refunded 7/1/02) (FGIC insured)            6.250%     7/1/21           500           516(A)
 Mayor and City Council of Baltimore, Port
   Facilities Revenue Bonds, Consolidated Coal
   Sales Company Project
     Series 1984A                                  6.500%    10/1/11         5,000         5,168
     Series 1984B                                  6.500%    10/1/11         1,000         1,033
 Montgomery County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds of 1999,
   Series A                                        5.000%     5/1/18         3,000         2,993
 Montgomery County, Maryland, GO, Consolidated
   Public Improvement Refunding Bonds of 1992
     Series A                                      5.800%     7/1/07         4,000         4,342
     Series A                                      0.000%     7/1/10         3,000         2,044(B)
 Montgomery County, Maryland, Parking Revenue
   Refunding Bonds (Silver Spring Parking Lot
   District), 1992 Series A (FGIC insured)         6.250%     6/1/07         2,000         2,055
 Montgomery County, Maryland, PCR Refunding Bonds
   (Potomac Electric Project), 1994 Series         5.375%    2/15/24         1,000           993

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds, Montgomery County
   Resource Recovery Project
     Series 1993A AMT                              6.000%     7/1/07        $1,000      $  1,067
     Series 1993A AMT                              6.300%     7/1/16         3,000         3,091
 Prince George's County, Maryland, GO Bonds,
   Consolidated Public Improvement Bonds
     1991 Refunding Series                         6.700%     7/1/04           585           599
     1991 Refunding Series                         6.750%     7/1/11           585           599
 Prince George's County, Maryland, GO,
   Consolidated Public Improvement Bonds, Series
   1999 (FSA insured)                              5.500%    10/1/13         4,500         4,784
 Prince George's County, Maryland, PCR Refunding
   Bonds (Potomac Electric Project), 1993 Series   6.375%    1/15/23         2,250         2,316
 Prince George's County, Maryland, Solid Waste
   Management System Revenue Bonds, Series 1993
   (FSA insured)                                   5.250%    6/15/13         1,000         1,000
 State of Maryland, GO Bonds, State and Local
   Facilities
     Loan of 1990, Third Series                    6.700%    7/15/02           500           502
     Loan of 1994, Second Series                   5.400%     6/1/07         2,000         2,077
     Loan of 2000, First Series                    5.500%     8/1/10         2,000         2,167
     Loan of 2001, First Series                    5.500%     3/1/13         5,000         5,401
     Loan of 2001, First Series                    5.500%     3/1/15         5,000         5,379
 The Maryland National Capital Park and Planning
   Commission, Prince George's County, Maryland,
   Park Acquisition and Development GO Bonds,
   Series Z-2                                      5.125%     5/1/21         1,310         1,312
 University of Maryland System Auxiliary Facility
   and Tuition Revenue Bonds
     1992 Series B (Pre-refunded 10/1/02)          6.375%     4/1/09         1,000         1,043(A)
     1997 Series A                                 5.125%     4/1/17         2,000         2,016
 Washington County, Maryland, Water and Sewer
   Project and Refunding Bonds, Series 1996A
   (FGIC insured)                                  0.000%     1/1/17           385           172(B)

Legg Mason Tax-Free Income Fund

Maryland Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date    Par         Value
------------------------------------------------------------------------------------------------
 Washington Suburban Sanitary District, Maryland
   (Montgomery and Prince George's Counties,
   Maryland)
     Refunding                                     5.250%     6/1/15        $1,000      $  1,014
     Water Supply Bonds of 1992
       (Pre-refunded 6/01/02)                      6.100%     6/1/07         1,000         1,028(A)
     Water Supply Bonds of 1997                    5.500%     6/1/13         1,000         1,026
     Water Supply Bonds of 1997                    5.250%     6/1/16         1,650         1,727
     Water Supply Bonds of 1997                    5.750%     6/1/17         2,000         2,189
     Water Supply Bonds of 1997                    6.000%     6/1/18         2,705         3,031
     Water Supply Bonds of 1997                    6.000%     6/1/19         3,665         4,102
                                                                                        --------
Total Municipal Bonds (Identified
 Cost -- $145,479)                                                                       150,444
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 2.0%

Alaska -- 0.6%
 City of Valdez, Alaska, Marine Terminal Revenue
   Bonds (Exxon Pipeline Company Project), Series
   1985 VRDN                                       1.450%     4/1/02         1,000         1,000(C)
Kansas -- 0.3%
 State of Kansas, Department of Transportation,
   Adjustable Tender Highway Revenue Bonds,
   Series 2000B-2 VRDN                             1.460%     4/1/02           500           500(C)
Nevada -- 0.6%
 Clark County, Nevada, School District Adjustable
   Rate GO, Series 2000-1A School Bonds VRDN       1.450%     4/1/02           850           850(C)
Pennsylvania -- 0.5%
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of Philadelphia
   Project), Series A of 1996 VRDN                 1.500%     4/1/02           800           800(C)
                                                                                        --------
Total Variable Rate Demand Obligations
 (Identified Cost -- $3,150)                                                               3,150
------------------------------------------------------------------------------------------------
Total Investments -- 97.7% (Identified Cost -- $148,629)                                 153,594
Other Assets Less Liabilities -- 2.3%                                                      3,675
                                                                                        --------

NET ASSETS -- 100.0%                                                                    $157,269
                                                                                        ========


------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 9,899 shares outstanding                                                               $152,641
Under/(over) distributed net investment income                                               196
Accumulated net realized gain/(loss) on investments                                         (533)
Unrealized appreciation/(depreciation) of investments                                      4,965
                                                                                        --------

NET ASSETS                                                                              $157,269
                                                                                        ========
NET ASSET VALUE AND REDEMPTION PRICE PER                                                  $15.89
 SHARE:(D)
                                                                                        ========
------------------------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown is the rate as of March 31, 2002, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.34.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
March 31, 2002
(Amounts in Thousands)

Pennsylvania Tax-Free Income Trust

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 96.8%

Pennsylvania -- 96.8%
 Allegheny County Higher Education Building
   Authority, University Revenue Refunding Bonds
   (Duquesne University Project), Series of 1998
   (AMBAC insured)                                 5.125%     3/1/13        $ 1,000      $ 1,036
 Allegheny County Hospital Development Authority,
   Health Center Revenue Bonds, UPMC Health
   System (MBIA insured)
     Series 1997B                                  6.000%     7/1/24          1,000        1,089
     Series 1997B                                  6.000%     7/1/26          2,250        2,454
 Allegheny County Sanitary Authority, Allegheny
   County, Pennsylvania, Sewer Revenue Bonds
   (MBIA insured)
     Refunding Series of 2001                      5.375%    12/1/17          1,000        1,026
     Series of 2000                                5.500%    12/1/30          1,000        1,008
 Athens Area School District, Bradford County,
   Pennsylvania, GO Bonds, Series of 2001 (FGIC
   insured)                                        5.500%    4/15/16          1,000        1,041
 Baldwin-Whitehall School District, Allegheny
   County, Pennsylvania, GO Bonds, Series A of
   1992 (Pre-refunded 8/15/02) (FGIC insured)      6.600%    8/15/10          1,000        1,018(A)
 Bethlehem Area School District, Northampton and
   Lehigh Counties, Pennsylvania, GO Bonds,
   Series A of 2001 (FGIC insured)                 5.375%    3/15/20          2,000        2,021
 Blue Moutain School District, Schuylkill County,
   Pennsylvania, GO Bonds, Series A of 2001 (FSA
   insured)                                        5.500%    10/1/18          1,660        1,708
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002 (FGIC
   insured)                                        5.500%    5/15/19          1,930        1,989
 City of Philadelphia, Pennsylvania, Gas Works
   Revenue Bonds, Twelfth Series B (MBIA insured)  7.000%    5/15/20            500          596
 City of Philadelphia, Pennsylvania, GO Bonds
   (FSA insured)
     Series 2001                                   5.250%    9/15/15          1,000        1,021
     Series 2001                                   5.250%    9/15/25          1,000          979
 City of Philadelphia, Pennsylvania, Water and
   Wastewater Revenue Bonds
     Series 1995 (MBIA insured)                    6.250%     8/1/11          2,000        2,259
     Series 2001 A (FGIC insured)                  5.375%    11/1/20          2,000        2,014

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 City of Pittsburgh (Commonwealth of
   Pennsylvania), GO Bonds, Series A of 1997
   (AMBAC insured)                                 5.250%     9/1/18        $ 2,000      $ 2,005
 Commonwealth of Pennsylvania, GO Bonds
   First Series of 1992                            6.125%    9/15/03          1,000        1,018
   Second Series of 1999                           5.750%    10/1/14          3,000        3,217
 County of Chester, Pennsylvania, GO Bonds,
   Series of 1998                                  5.000%    6/15/15          1,000        1,007
 County of Delaware, Pennsylvania, GO Bonds
   Series of 1999                                  5.125%    10/1/16          1,000        1,008
   Series of 1992 (Pre-refunded 11/15/02)          6.000%    11/15/22         1,000        1,026(A)
   Series of 1992 (Unrefunded Balance)             6.000%    11/15/22           220          221
 County of Westmoreland, Commonwealth of
   Pennsylvania, GO Bonds (AMBAC insured)
     Series of 1992                                0.000%     8/1/13          2,000        1,142(B)
     Series of 1992                                0.000%     8/1/14          2,475        1,330(B)
 Deer Lakes School District (Allegheny County,
   Pennsylvania), GO Bonds, Series of 1995 (MBIA
   insured)                                        6.450%    1/15/19          1,750        1,856
 Erie Sewer Authority, Erie County, Pennsylvania,
   Sewer Revenue Bonds, Series of 1997 (Pre-
   refunded 6/1/07) (AMBAC insured)                5.625%     6/1/17          2,000        2,143(A)
 Hazelton Area School District, Luzerne, Carbon
   and Schuylkill Counties, Pennsylvania, GO
   Bonds, Series B of 1995 (FGIC insured)          0.000%     3/1/18          1,000          416(B)
 Health Care Facilities Authority of Sayre,
   Variable Rate Hospital Revenue Bonds, Series
   of 1985E (Guthrie Healthcare System
   Conversion) (AMBAC insured)                     7.200%    12/1/20            500          514
 Montgomery County Higher Education and Health
   Authority, Montgomery County, Pennsylvania,
   Saint Joseph's University Revenue Bonds,
   Series of 1992 (Connie Lee insured)             6.250%    12/15/04           500          524
 Northampton County Higher Education Authority,
   University Revenue Bonds, Series B of 1996
   (Lehigh University) (MBIA insured)              5.250%    11/15/21         2,500        2,479
 Pennsylvania Convention Center Authority,
   Revenue Bonds, 1989 Series A (FGIC insured)     6.000%     9/1/19          1,000        1,113
 Pennsylvania Higher Educational Facilities
   Authority (Commonwealth of Pennsylvania), Bryn
   Mawr College Revenue Bonds, Series of 1999
   (AMBAC insured)                                 5.125%    12/1/29          2,000        1,919

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 Pennsylvania Housing Finance Agency, Rental
   Housing Refunding Bonds, Issue 1993             5.800%     7/1/22        $ 1,000      $ 1,013
 Pennsylvania Housing Finance Agency, Single
   Family Mortgage Revenue Bonds
     Series 1992-33                                6.900%     4/1/17            195          199
     Series 2001-72A AMT                           5.250%     4/1/21          1,000          964
     Series P                                      6.500%     7/1/23            750          770
 Pennsylvania Intergovernmental Cooperation
   Authority, Special Tax Revenue Bonds, City of
   Philadelphia Funding Program
     Series of 1993 (Pre-refunded 6/15/03)         5.600%    6/15/15          1,000        1,038(A)
     Series of 1993 (Pre-refunded 6/15/03)         5.600%    6/15/16          2,000        2,076(A)
 Pennsylvania Turnpike Commission, Oil Franchise
   Tax Subordinated Revenue Bonds, Series B of
   1998 (AMBAC insured)                            5.250%    12/1/16          2,000        2,032
 Pennsylvania Turnpike Commission, Registration
   Fee Revenue Bonds (AMBAC insured)
     Series of 2001                                5.375%    7/15/19          1,000        1,014
     Series of 2001                                5.500%    7/15/32          1,000        1,006
 Port Authority of Allegheny County,
   Pennsylvania, Special Revenue Transportation
   Bonds
     Series of 1999 (Pre-refunded 3/1/09) (MBIA
       insured)                                    6.375%     3/1/14          1,000        1,129(A)
     Refunding Series of 2001 (FGIC insured)       5.500%     3/1/17            250          259
     Refunding Series of 2001 (FGIC insured)       5.250%     3/1/20          2,000        2,002
 Schuylkill County, Pennsylvania, IDA (Charity
   Obligation Group) Revenue Bonds, Series 1999A   5.000%    11/1/28            500          455
 Swarthmore Borough Authority (Borough of
   Swarthmore, Pennsylvania), Swarthmore College
   Revenue Bonds, Series of 1992
     Pre-refunded 9/15/02                          6.000%    9/15/12            180          187(A)
     Unrefunded Balance                            6.000%    9/15/12            820          851
     Pre-refunded 9/15/02                          6.000%    9/15/20            370          384(A)
     Unrefunded Balance                            6.000%    9/15/20          1,630        1,681
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Refunding Bonds (The Children's Hospital of
   Philadelphia Project), Series A of 1993         5.000%    2/15/21          1,000          923
 The Pennsylvania IDA, Economic Development
   Revenue Bonds, Series 1994 (AMBAC insured)      5.500%     1/1/14          1,525        1,581
 The Pennsylvania State University Bonds
   Refunding Series 2001                           5.250%     3/1/11          1,000        1,052
   Refunding Series 1993A                          5.100%     3/1/18          1,500        1,486

                                                    Rate    Maturity Date     Par         Value
------------------------------------------------------------------------------------------------
 The School District of Philadelphia,
   Pennsylvania, GO Bonds, Series A of 2000 (FSA
   insured)                                        5.750%     2/1/13        $   500      $   537
 The Trustees of the University of Pennsylvania,
   Revenue Bonds, Series 1998                      4.625%    7/15/30          2,000        1,715
 University of Pittsburgh -- Of the Commonwealth
   System of Higher Education, University Capital
   Project Bonds, 1992 Series A (Unrefunded
   Balance) (MBIA insured)                         6.125%     6/1/21            350          359
 Upper Gwynedd-Towamencin Municipal Authority,
   Montgomery County, Pennsylvania, Guaranteed
   Sewer Revenue Bonds, Series of 1991 (MBIA
   insured)                                        6.750%    10/15/06           250          251
                                                                                         -------
Total Municipal Bonds (Identified Cost --$67,569)                                         69,161
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 2.2%

Pennsylvania -- 2.2%
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of Philadelphia
   Project)
     Series A of 1996 VRDN                         1.500%     4/1/02            800          800(C)
     Series B of 1992 VRDN                         1.500%     4/1/02            800          800(C)
                                                                                         -------
Total Variable Rate Demand Obligations
 (Identified Cost -- $1,600)                                                               1,600
------------------------------------------------------------------------------------------------
Total Investments -- 99.0% (Identified Cost -- $69,169)                                   70,761
Other Assets Less Liabilities -- 1.0%                                                        717
                                                                                         -------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 4,473 shares outstanding                                                   $69,950
Under/(over) distributed net investment income                                   39
Accumulated net realized gain/(loss) on investments                            (103)
Unrealized appreciation/(depreciation) of investments                         1,592
                                                                            -------

NET ASSETS -- 100.0%                                                                     $71,478
                                                                                         =======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(D)                                                                                $15.98
                                                                                         =======
------------------------------------------------------------------------------------------------

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

--------------------------------------------------------------------------------

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On the call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) The rate shown in the rate as of March 31, 2002, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

(D) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.43.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Statement of Net Assets

Legg Mason Tax-Free Income Fund
March 31, 2002
(Amounts in Thousands)

Tax-Free Intermediate-Term Income Trust

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Municipal Bonds -- 90.5%

Arizona -- 3.5%
 City of Scottsdale, Arizona, Street and
   Highway User, Revenue Refunding Bonds,
   Series 1993                                  5.000%     7/1/02         $ 1,000        $ 1,008
 Salt River Project Agricultural Improvement
   and Power District, Arizona Salt River
   Project, Electric System Refunding Revenue
   Bonds, 2001 Series A                         5.000%     1/1/11           1,000          1,039
                                                                                         -------
                                                                                           2,047
                                                                                         -------
District of Columbia -- 1.8%
 District of Columbia Multimodal Revenue
   Bonds, MedStar Health, Inc. Issue
   (Georgetown University Hospital Center
   Projects), Series 2001D                      6.875%    8/15/31           1,000          1,061
                                                                                         -------
Florida -- 8.0%
 Northwest Florida Water Management District,
   Land Acquisition Revenue Refunding Bonds,
   Series 1992 (FGIC insured)                   5.500%     4/1/02           1,000          1,000
 Seminole County, Florida, Water and Sewer
   Revenue Refunding and Improvement Bonds,
   Series 1992 (MBIA insured)                   6.000%    10/1/12           1,000          1,114
 State of Florida, Full Faith and Credit,
   State Board of Education, Capital Outlay
   Bonds
     1995 Series A                              5.600%     1/1/08           1,000          1,046
     2000 Series A                              5.500%     1/1/16           1,500          1,561
                                                                                         -------
                                                                                           4,721
                                                                                         -------
Georgia -- 1.9%
 State of Georgia, GO Bonds, Series 1997C       6.250%     8/1/10           1,000          1,129
                                                                                         -------
Kentucky -- 1.8%
 Turnpike Authority of Kentucky, Economic
   Development Road Revenue and Revenue
   Refunding (Revitalization Projects), Series
   1993 (AMBAC insured)                         5.300%     7/1/04           1,000          1,048
                                                                                         -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Louisiana -- 3.6%
 City of New Orleans, Audubon Park Commission,
   Aquarium Bonds, Series 1993 (FGIC insured)   6.000%    10/1/08         $ 1,000        $ 1,065
 City of New Orleans, Louisiana, GO Refunding
   Bonds, Series 1998 (FGIC insured)            5.500%    12/1/10           1,000          1,069
                                                                                         -------
                                                                                           2,134
                                                                                         -------
Maine -- 1.8%
 Maine Municipal Bond Bank, 1993 Series A
   Refunding Bonds                              5.200%    11/1/05           1,000          1,038
                                                                                         -------
Maryland -- 17.6%
 Anne Arundel County, Maryland, GO Bonds,
   Consolidated Solid Waste Projects, Series
   1998                                         5.300%     2/1/17             450            451
 Frederick County, Maryland, GO, Public
   Facilities Bonds of 2000                     5.000%    12/1/15           1,000          1,016
 Maryland Health and Higher Educational
   Facilities Authority, Refunding Revenue
   Bonds, Kennedy Krieger Issue
     Series 1997                                5.200%     7/1/09             400            406
     Series 1997                                5.250%     7/1/10             400            405
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds, The
   Johns Hopkins Hospital Issue, Series 2001    5.000%    5/15/11           1,000          1,025
 Maryland Health and Higher Educational
   Facilities Authority, Revenue Bonds,
   University of Maryland Medical System Issue
     Series 2000                                6.125%     7/1/07             250            267
     Series 2001                                5.000%     7/1/10           1,000          1,004
 Maryland Transportation Authority, Airport
   Parking Revenue Bonds, Baltimore/
   Washington International Airport Projects,
   Series 2002B AMT (AMBAC insured)             5.250%     3/1/12           1,000          1,022
 Maryland Transportation Authority,
   Transportation Facilities Projects, Revenue
   Bonds, Series 1992 (FGIC insured)            5.700%     7/1/05           1,000          1,067
 Mayor and City Council of Baltimore (City of
   Baltimore, Maryland), GO, Consolidated
   Public Improvement Refunding Bonds of 1995,
   Series A (FGIC insured)                      0.000%    10/15/06            750            613(B)

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Maryland -- Continued
 Northeast Maryland Waste Disposal Authority,
   Solid Waste Revenue Bonds, Montgomery
   County Resource Recovery Project, Series
   1993A AMT                                    5.600%     7/1/02         $ 1,000        $ 1,009
 State of Maryland, GO Bonds, State and Local
   Facilities Loan of 2000, First Series        5.500%     8/1/10           2,000          2,167
                                                                                         -------
                                                                                          10,452
                                                                                         -------
Massachusetts -- 1.8%
 The Commonwealth of Massachusetts, GO
   Refunding Bonds, 1997 Series A               5.750%     8/1/10           1,000          1,095
                                                                                         -------
Michigan -- 3.8%
 Williamston Community Schools School
   District, County of Ingham, State of
   Michigan, School Building and Site Bonds,
   Series 1996 (MBIA insured)                   6.250%     5/1/09           2,000          2,227
                                                                                         -------
Nebraska -- 1.7%
 Nebraska Public Power District, Nuclear
   Facility Revenue Bonds, 1992 Series          5.700%     1/1/04           1,000          1,026
                                                                                         -------
Pennsylvania -- 12.3%
 Central Bucks School District, Bucks County,
   Pennsylvania, GO Bonds, Series of 2002
   (FGIC insured)                               5.500%    5/15/17           1,000          1,040
 City of Philadelphia, Pennsylvania, Water and
   Wastewater Revenue Bonds
     Series 1993                                5.625%    6/15/08           1,000          1,074
     Series 2001A (FGIC insured)                5.250%    11/1/17           1,000          1,007
 Commonwealth of Pennsylvania, GO Bonds,
   Second Series of 1999                        5.750%    10/1/14           2,000          2,144
 Redevelopment Authority of the City of
   Philadelphia, Multifamily Housing Revenue
   Bonds (Schuylkill Apartments Project),
   Series 2000                                  5.100%    12/1/03           1,000          1,002
 The Pennsylvania State University Bonds,
   Series A of 1997                             5.000%    8/15/16           1,000            994
                                                                                         -------
                                                                                           7,261
                                                                                         -------

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
South Carolina -- 1.7%
 Berkeley County, South Carolina, Water and
   Sewer System Revenue Bonds, Series 1991
   (MBIA insured)                               6.500%     6/1/06         $ 1,000        $ 1,031
                                                                                         -------
Texas -- 14.8%
 City of Austin, Texas, Combined Utility
   Systems Revenue Refunding Bonds, Series
   1992A (MBIA insured)                         6.000%    11/15/04          1,000          1,043
 City of Houston, Texas, Public Improvement,
   Refunding Bonds, Series 1995C                5.625%     4/1/10           1,000          1,061
 Dallas Area Rapid Transit, Senior Lien Sales
   Tax Revenue Bonds, Series 2001               5.375%    12/1/17           1,000          1,017
 Harris County, Texas, Permanent Improvement,
   Refunding Bonds, Series 1996                 0.000%    10/1/17           1,000            427(B)
 Manor Independent School District (Travis
   County, Texas), Unlimited Tax School
   Building and Refunding Bonds, Series 1997    5.000%     8/1/17           1,000            979
 Tarrant County, Texas, Health Facilities
   Development Corporation, Harris Methodist
   Health System, Revenue Bonds (FGIC insured)
     Series 1987A                               5.000%     9/1/15             250            255
     Series 1987B                               5.000%     9/1/15             855            874
 Texas Public Finance Authority, State of
   Texas, GO Refunding Bonds, Series 1998B      5.125%    10/1/15           1,000          1,010
 Texas Public Finance Authority, State of
   Texas GO Refunding Bonds (Superconducting
   Super Collider Project), Series 1992C (FGIC
   insured)                                     0.000%     4/1/02           1,000          1,000(B)
 United Independent School District (Webb
   County, Texas), Unlimited Tax School
   Building Bonds, Series 1995                  7.100%    8/15/06           1,000          1,125
                                                                                         -------
                                                                                           8,791
                                                                                         -------
Virginia -- 8.6%
 Commonwealth Transportation Board,
   Commonwealth of Virginia, Transportation
   Contract Revenue Refunding Bonds, Series
   1992 (Route 28 Project)                      6.000%     4/1/06           1,000          1,023
 Henrico County, Virginia, GO Public
   Improvement Refunding Bonds, Series 1993     5.250%    1/15/09           1,100          1,145

                                                 Rate    Maturity Date      Par           Value
------------------------------------------------------------------------------------------------
Virginia -- Continued
 Metropolitan Washington Airports Authority,
   Airport System Revenue Refunding Bonds,
   Series 1999A (FGIC insured)                  5.250%    10/1/12         $ 1,000        $ 1,016
 Virginia Housing Development Authority,
   Commonwealth Mortgage Bonds, 2001 Series D,
   Subseries D-3                                5.000%     1/1/15             870            850
 Virginia Resources Authority, Clean Water
   State Revolving Fund, Revenue Bonds, Series
   1999                                         5.750%    10/1/13           1,000          1,083
                                                                                         -------
                                                                                           5,117
                                                                                         -------
Washington -- 5.8%
 King County, Washington, Sewer Revenue Bonds,
   1999 (Second Series) (FGIC insured)          6.000%     1/1/10           1,115          1,215
 State of Washington, Motor Vehicle Fuel Tax
   GO Bonds, Series 1997D                       6.500%     1/1/07           1,045          1,149
 State of Washington, Various Purpose GO
   Bonds, Series 2000B                          6.000%     1/1/11           1,000          1,090
                                                                                         -------
                                                                                           3,454
                                                                                         -------
Total Municipal Bonds (Identified
 Cost -- $52,344)                                                                         53,632
------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations -- 8.3%

Nevada -- 4.4%
 Clark County, Nevada, School District,
   General Obligation, Series 2000 1A VRDN      1.450%     4/1/02           2,600          2,600(A)
Pennsylvania -- 1.4%
 The Hospitals and Higher Education Facilities
   Authority of Philadelphia, Hospital Revenue
   Bonds (The Children's Hospital of
   Philadelphia Project), Series A of 1996
   VRDN                                         1.500%     4/1/02             800            800(A)
Wyoming -- 2.5%
 PCR Bonds (Exxon Project), Sublette County,
   Wyoming, Series 1984 VRDN                    1.450%     4/1/02           1,500          1,500(A)
                                                                                         -------
Total Variable Rate Demand Obligations
 (Identified Cost -- $4,900)                                                               4,900
------------------------------------------------------------------------------------------------
Total Investments -- 98.8% (Identified Cost -- $57,244)                                   58,532
Other Assets Less Liabilities -- 1.2%                                                        734
                                                                                         -------

NET ASSETS -- 100.0%                                                                     $59,266
                                                                                         =======

Legg Mason Tax-Free Income Fund

Tax-Free Intermediate-Term Income Trust -- Continued


------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to
 3,830 shares outstanding                                                                $58,387
Under/(over) distributed net investment income                                                (1)
Accumulated net realized gain/(loss) on investments                                         (408)
Unrealized appreciation/(depreciation) of investments                                      1,288
                                                                                         -------

NET ASSETS                                                                               $59,266
                                                                                         =======
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE:(C)                                                                                $15.47
                                                                                         =======
------------------------------------------------------------------------------------------------

(A) The rate shown is the rate as of March 31, 2002, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.

(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(C) Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $15.79.

A Guide to Investment Abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
March 31, 2002 (Unaudited)
(Amounts in Thousands)

                                        Maryland              Pennsylvania             Tax-Free
                                        Tax-Free                Tax-Free          Intermediate-Term
                                      Income Trust            Income Trust           Income Trust
                                  ---------------------   --------------------   --------------------
                                     % of       Market       % of      Market       % of      Market
                                  Net Assets    Value     Net Assets    Value    Net Assets    Value
-----------------------------------------------------------------------------------------------------
Education Revenue                     6.9%     $ 10,912      18.4%     $13,100       1.7%     $   994
Escrowed                              3.2         4,993       8.5        6,038       1.9        1,130
General Obligation - Local           18.1        28,507       9.3        6,659      10.8        6,417
General Obligation - School            --            --      10.2        7,296      24.3       14,406
General Obligation - State            9.9        15,526       5.9        4,235       9.1        5,371
Health Care and Hospital Revenue     12.6        19,841       7.6        5,435       7.0        4,169
Housing Revenue                       7.8        12,255       4.1        2,945       3.1        1,851
Parking Revenue                       1.3         2,055        --           --        --           --
Port Facilities Revenue               4.0         6,201        --           --        --           --
Pre-Refunded Bonds                    4.7         7,460      12.6        9,001        --           --
Small Business Administration
 Revenue                               --            --       2.2        1,581        --           --
Solid Waste Revenue                   3.3         5,159        --           --       2.5        1,460
Transportation Revenue                5.4         8,494       8.8        6,313      12.1        7,201
Utility                               5.0         7,891        --           --       5.3        3,108
Water and Sewer Revenue              13.5        21,150       9.2        6,558      12.7        7,525
Short-Term Investments                2.0         3,150       2.2        1,600       8.3        4,900
Other Assets Less Liabilities         2.3         3,675       1.0          717       1.2          734
                                    -----      --------     -----      -------     -----      -------
                                    100.0%     $157,269     100.0%     $71,478     100.0%     $59,266
                                    =====      ========     =====      =======     =====      =======

              ---------------------------------------------------

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
Connie Lee       Connie Lee Insurance Company
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
HOC              Housing Opportunities Commission
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue
VRDN             Variable Rate Demand Note

Statements of Operations

Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                                          Year Ended 3/31/02
                                          ---------------------------------------------------
                                             Maryland       Pennsylvania        Tax-Free
                                             Tax-Free         Tax-Free      Intermediate-Term
                                           Income Trust     Income Trust      Income Trust
---------------------------------------------------------------------------------------------
Investment Income:

Interest                                     $ 8,160          $ 3,944            $2,644
                                             -------          -------            ------

Expenses:

Investment management fee                        857              419               299
Distribution and service fees                    390              191               136
Audit and legal fees                              33               41                40
Custodian fee                                     92               81                67
Registration fees                                  7                4                15
Reports to shareholders                           18               12                12
Transfer agent and shareholder servicing
  expense                                         38               21                18
Trustees' fees                                     8                8                 8
Other expenses                                     8                4                 3
                                             -------          -------            ------
                                               1,451              781               598
    Less: Fees waived                           (359)            (247)             (217)
         Compensating balance credits             (1)              (1)               (1)
                                             -------          -------            ------
    Total expenses, net of waivers and
      compensating balance credits             1,091              533               380
                                             -------          -------            ------
NET INVESTMENT INCOME                          7,069            3,411             2,264
                                             -------          -------            ------

Net Realized and Unrealized Gain/(Loss)
  on Investments:

Realized gain/(loss) on investments              337            1,009               134

Change in unrealized appreciation/
  (depreciation) of investments               (2,977)          (2,466)             (941)
                                             -------          -------            ------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS                              (2,640)          (1,457)             (807)
---------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 $ 4,429          $ 1,954            $1,457
---------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

                                     Maryland              Pennsylvania              Tax-Free
                                     Tax-Free                Tax-Free            Intermediate-Term
                                   Income Trust            Income Trust            Income Trust
                               ---------------------------------------------------------------------
                                    Years Ended             Years Ended             Years Ended
                                3/31/02     3/31/01     3/31/02     3/31/01     3/31/02     3/31/01
----------------------------------------------------------------------------------------------------
Change in Net Assets:

Net investment income          $  7,069    $  7,154     $ 3,411     $ 3,455     $ 2,264     $ 2,351

Net realized gain/(loss) on
 investments                        337          68       1,009        (324)        134          53

Change in unrealized
 appreciation/(depreciation)
 of investments                  (2,977)      6,730      (2,466)      3,394        (941)      1,868
----------------------------------------------------------------------------------------------------
Change in net assets
 resulting from operations        4,429      13,952       1,954       6,525       1,457       4,272

Distributions to
 shareholders:
 From net investment income:
     Primary Class               (7,069)     (7,154)     (3,407)     (3,452)     (2,263)     (2,351)
     Institutional Class            N/A         N/A         N/A          (3)        N/A         N/A

Change in net assets from
 Fund share transactions:
     Primary Class                6,680       4,478       2,872      (2,200)      9,362      (6,852)
     Institutional Class            N/A         N/A         N/A         (72)        N/A         N/A
----------------------------------------------------------------------------------------------------
Change in net assets              4,040      11,276       1,419         798       8,556      (4,931)

Net Assets:

Beginning of year               153,229     141,953      70,059      69,261      50,710      55,641
----------------------------------------------------------------------------------------------------
End of year                    $157,269    $153,229     $71,478     $70,059     $59,266     $50,710
----------------------------------------------------------------------------------------------------
Undistributed net investment
 income/(loss)                 $    196    $     --     $    39     $    --     $    (1)    $    --
----------------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

Financial Highlights

Legg Mason Tax-Free Income Fund

  Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                    Investment Operations
                                                           ----------------------------------------
                                               Net Asset                 Net Realized
                                                Value,        Net       and Unrealized   Total From
                                               Beginning   Investment   Gain/(Loss) on   Investment
                                                of Year      Income      Investments     Operations
---------------------------------------------------------------------------------------------------
Maryland Tax-Free Income Trust
-- Primary Class
  Years Ended Mar. 31,
     2002                                       $16.15        $.75(D)       $(.28)         $ .47
     2001                                        15.42         .77(D)         .73           1.50
     2000                                        16.39         .77(D)        (.91)          (.14)
     1999                                        16.39         .78(D)         .05            .83
     1998                                        15.91         .81(D)         .59           1.40

Pennsylvania Tax-Free Income Trust
-- Primary Class
  Years Ended Mar. 31,
     2002                                       $16.29        $.74(G)       $(.31)         $ .43
     2001                                        15.57         .80(G)         .72           1.52
     2000                                        16.53         .79(G)        (.94)          (.15)
     1999                                        16.48         .80(G)         .10            .90
     1998                                        15.80         .81(G)         .71           1.52
-- Institutional Class
  Period Ended Feb. 26,
     2001(H)                                    $15.57        $.76(I)       $ .65          $1.41
  Years Ended Mar. 31,
     2000                                        16.53         .82(I)        (.94)          (.12)
     1999                                        16.48         .84(I)         .10            .94
     1998(J)                                     16.44         .05(I)         .04            .09

Tax-Free Intermediate-Term Income Trust
-- Primary Class
  Years Ended Mar. 31,
     2002                                       $15.66        $.65(K)       $(.18)         $ .47
     2001                                        15.09         .68(K)         .57           1.25
     2000                                        15.68         .67(K)        (.59)           .08
     1999                                        15.61         .67(K)         .08            .75
     1998                                        15.22         .67(K)         .39           1.06
---------------------------------------------------------------------------------------------------

               Distributions
--------------------------------------------
                  From Net                     Net Asset
     From Net     Realized                      Value,
    Investment     Gain on         Total        End of
      Income     Investments   Distributions     Year
--------------------------------------------------------
      $(.73)        $  --          $(.73)       $15.89
       (.77)           --           (.77)        16.15
       (.77)         (.06)          (.83)        15.42
       (.78)         (.05)          (.83)        16.39
       (.81)         (.11)          (.92)        16.39

      $(.74)        $  --          $(.74)       $15.98
       (.80)           --           (.80)        16.29
       (.79)         (.02)          (.81)        15.57
       (.80)         (.05)          (.85)        16.53
       (.81)         (.03)          (.84)        16.48

      $(.76)        $  --          $(.76)       $16.22

       (.82)         (.02)          (.84)        15.57
       (.84)         (.05)          (.89)        16.53
       (.05)           --           (.05)        16.48

      $(.66)        $  --          $(.66)       $15.47
       (.68)           --           (.68)        15.66
       (.67)           --           (.67)        15.09
       (.67)         (.01)          (.68)        15.68
       (.67)           --           (.67)        15.61
--------------------------------------------------------

                                     Ratios/Supplemental Data
---  ----------------------------------------------------------------------------------------
                     Total            Net        Net Investment
                   Expenses        Expenses          Income       Portfolio     Net Assets,
       Total      to Average      to Average       to Average     Turnover      End of Year
     Return(A)   Net Assets(B)   Net Assets(C)     Net Assets       Rate      (in thousands)
---  ----------------------------------------------------------------------------------------
        2.96%         .70%(D)         .70%(D)         4.53%(D)      16.4%        $157,269
       10.01%         .70%(D)         .70%(D)         4.93%(D)       9.3%         153,229
        (.79)%        .70%(D)         .70%(D)         4.94%(D)      23.0%         141,953
        5.16%         .70%(D)         .70%(D)         4.71%(D)      12.9%         166,458
        8.97%         .70%(D)         .70%(D)         4.97%(D)      18.9%         154,468

        2.64%         .70%(G)         .70%(G)         4.47%(G)      36.8%        $ 71,478
       10.06%         .64%(G)         .64%(G)         5.08%(G)      15.5%          70,059
        (.84)%        .66%(G)         .66%(G)         5.03%(G)      28.6%          69,195
        5.54%         .70%(G)         .70%(G)         4.82%(G)      10.6%          75,093
        9.80%         .71%(G)         .70%(G)         5.00%(G)      14.1%          68,048

        9.29%(E)      .45%(F,I)       .45%(F,I)       5.27%(F,I)    15.5%        $     --

        (.62)%        .45%(I)         .45%(I)         5.13%(I)      28.6%              66
        5.79%         .46%(I)         .45%(I)         5.04%(I)      10.6%             277
         .55%(E)      .45%(F,I)       .45%(F,I)       4.82%(F,I)    14.1%(F)           90

        3.00%         .70%(K)         .70%(K)         4.16%(K)      17.8%        $ 59,266
        8.51%         .70%(K)         .70%(K)         4.48%(K)      10.1%          50,710
         .58%         .70%(K)         .70%(K)         4.40%(K)      35.6%          55,641
        4.82%         .70%(K)         .70%(K)         4.24%(K)      17.9%          63,502
        7.12%         .71%(K)         .70%(K)         4.34%(K)       9.0%          59,255
---

(A) Excluding sales charge. Sales charges have been waived since November 3, 1997.

(B) This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.

(C) This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.

(D) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2002, 0.93%; 2001, 0.93%; 2000,
    0.96%; 1999, 0.94%; and 1998, 0.93%.

(E) Not annualized.

(F) Annualized.

(G) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2002, 1.02%; 2001, 1.03%; 2000,
    1.02%; 1999, 1.00%; and 1998, 1.00%.

(H) For the period from April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

(I) Net of fees waived by the Adviser in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the period ended February 26, 2001, 0.87%; for the years ended March 31, 2000, 0.81%; 1999, 0.75%; and for the period ended March 31, 1998, 0.75%.

(J) For the period March 10, 1998 (commencement of sale of Institutional Class shares) to March 31, 1998.

(K) Net of fees waived by the Adviser in excess of voluntary expense limitations of 0.70% through August 1, 2002. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets would have been as follows: for the years ended March 31, 2002, 1.10%; 2001, 1.08%; 2000,
    1.02%; 1999, 1.03%; and 1998, 1.06%.

See notes to financial statements.

Notes to Financial Statements

Legg Mason Tax-Free Income Fund
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies:

  The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

  Each Fund consists of two classes of shares: Primary Class and Institutional Class. The Institutional Classes of the Funds are not currently active. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

  Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

  Maryland Tax-Free and Pennsylvania Tax-Free each follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting either of those states and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by either of those Funds.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial

--------------------------------------------------------------------------------

reporting and federal income tax purposes. At March 31, 2002, receivables for securities sold and payables for securities purchased for each Fund were:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Maryland Tax-Free            $1,511               $  --
Pennsylvania Tax-Free            --                  --
Tax-Free Intermediate            --                  --

  For the year ended March 31, 2002, security transactions (excluding short-term investments) were:

                                        Purchases   Proceeds From Sales
-----------------------------------------------------------------------
Maryland Tax-Free                        $28,019          $24,687
Pennsylvania Tax-Free                     30,652           26,593
Tax-Free Intermediate                     14,608            9,157

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective April 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to April 1, 2001, the Funds did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase/(decrease) of $196, $35 and $(2) in cost of securities and a corresponding increase/(decrease) of $(196), $(35) and $2 in net unrealized appreciation for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate, respectively, based on securities held by the Funds on April 1, 2001.

  The effect of this change for the year ended March 31, 2002, was to increase net investment income by $84, $11 and $25, decrease net unrealized appreciation by $26, $3 and $25, and increase net realized loss by $58, $8 and $0 for Maryland Tax-Free, Pennsylvania Tax-Free and Tax-Free Intermediate, respectively. The statements of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax

--------------------------------------------------------------------------------

regulations. At March 31, 2002, accrued dividends payable were as follows:
Maryland Tax-Free, $255; Pennsylvania Tax-Free, $113; and Tax-Free Intermediate, $87.

Other

  Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce each Fund's expenses.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the years ended March 31, 2002 and 2001, were characterized as follows for tax purposes:

For the Year Ended   Maryland   Pennsylvania     Tax-Free
  March 31, 2002     Tax-Free     Tax-Free     Intermediate
-----------------------------------------------------------
Ordinary income       $7,069       $3,407         $2,263
                      ------       ------         ------
Total distributions   $7,069       $3,407         $2,263
                      ======       ======         ======

For the Year Ended   Maryland   Pennsylvania     Tax-Free
  March 31, 2001     Tax-Free     Tax-Free     Intermediate
-----------------------------------------------------------
Ordinary income       $7,154       $3,455         $2,351
                      ------       ------         ------
Total distributions   $7,154       $3,455         $2,351
                      ======       ======         ======

  The tax-basis components of net assets at March 31, 2002, were:

                                           Maryland   Pennsylvania     Tax-Free
                                           Tax-Free     Tax-Free     Intermediate
---------------------------------------------------------------------------------
Unrealized appreciation                    $  6,242     $ 2,303        $ 1,617
Unrealized depreciation                      (1,091)       (679)          (331)
                                           --------     -------        -------
Net unrealized
  appreciation/(depreciation)                 5,151       1,624          1,286
Undistributed ordinary income                    10           7              1
Capital loss carryforwards                     (533)       (103)          (408)
Paid-in capital                             152,641      69,950         58,387
                                           --------     -------        -------
Net assets                                 $157,269     $71,478        $59,266
                                           ========     =======        =======

--------------------------------------------------------------------------------

  The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2002, capital loss carryforwards were as follows:

Expiration       Maryland       Pennsylvania         Tax-Free
   Date          Tax-Free         Tax-Free         Intermediate
---------------------------------------------------------------
   2008            $288             $ --               $178
   2009             245              103                230
                   ----             ----               ----
                   $533             $103               $408
                   ====             ====               ====

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended March 31, 2002, the Funds recorded no permanent reclassifications.

  At March 31, 2002, the cost of investments for federal income tax purposes was as follows:

Maryland Tax-Free          $148,443
Pennsylvania Tax-Free        69,137
Tax-Free Intermediate        57,246

3. Transactions With Affiliates:

  The Trust has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Funds with investment management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of each Fund's average daily net assets.

  LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during

--------------------------------------------------------------------------------

that month certain annual rates. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived, and management fees payable for each Fund:

                                                                  Year Ended
                                                                March 31, 2002   At March 31, 2002
                                                   Expense      --------------   -----------------
                       Advisory    Expense       Limitation       Management        Management
        Fund             Fee      Limitation   Expiration Date   Fees Waived       Fees Payable
--------------------------------------------------------------------------------------------------
Maryland Tax-Free       0.55%       0.70%      August 1, 2002,       $359               $43
                                                or until net
                                                assets reach
                                                $200 million
Pennsylvania Tax-Free   0.55%       0.70%      August 1, 2002,        247                15
                                                or until net
                                                assets reach
                                                $125 million
Tax-Free Intermediate   0.55%       0.70%      August 1, 2002,        217                 8
                                                or until net
                                                assets reach
                                                $100 million

  Legg Mason Trust, fsb ("LM Trust") serves as investment adviser to each Fund pursuant to an advisory agreement with LMFA. LMFA (not the Funds) pays LM Trust a fee, computed daily and payable monthly, at an annual rate of 0.50% of each Fund's average daily net assets.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee, based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                   At March 31, 2002
                                                ------------------------
                       Distribution   Service   Distribution and Service
        Fund               Fee          Fee           Fees Payable
------------------------------------------------------------------------
Maryland Tax-Free        0.125%       0.125%              $34
Pennsylvania Tax-Free    0.125%       0.125%               15
Tax-Free Intermediate    0.125%       0.125%               13

  LM Fund Services, Inc., a registered transfer agent, has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended March 31, 2002: Maryland Tax-Free, $15; Pennsylvania Tax-Free, $7; and Tax-Free Intermediate, $5.

  LMFA, LM Trust, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

--------------------------------------------------------------------------------

4. Line of Credit:

  The Funds, along with certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. During the year ended March 31, 2002, the Funds made no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At March 31, 2002, there were unlimited shares authorized at $.001 par value for all Funds of the Trust. Share transactions were as follows:

                                                      Reinvestment
                                       Sold         of Distributions
                                 ----------------   -----------------
                                 Shares   Amount    Shares    Amount
---------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Year Ended March 31, 2002    1,335    $21,572     319     $5,145
    Year Ended March 31, 2001    1,105     17,373     336      5,256

Pennsylvania Tax-Free
--  Primary Class
    Year Ended March 31, 2002    2,056    $33,640     153     $2,486
    Year Ended March 31, 2001      376      5,983     155      2,448
--  Institutional Class
    Period Ended Feb. 26,
    2001(A)                         --    $    --      --     $   --

Tax-Free Intermediate
--  Primary Class
    Year Ended March 31, 2002    1,222    $19,214     104     $1,642
    Year Ended March 31, 2001      308      4,714     112      1,720
---------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) For the period from April 1, 2000 to February 26, 2001 (date of liquidation of Institutional Class shares).

                                    Repurchased         Net Change
                                 -----------------   ----------------
                                 Shares    Amount    Shares   Amount
---------------------------------------------------------------------
Maryland Tax-Free
--  Primary Class
    Year Ended March 31, 2002    (1,241)  $(20,037)    413    $ 6,680
    Year Ended March 31, 2001    (1,161)   (18,151)    280      4,478

Pennsylvania Tax-Free
--  Primary Class
    Year Ended March 31, 2002    (2,036)  $(33,254)    173    $ 2,872
    Year Ended March 31, 2001     (675)    (10,631)   (144)    (2,200)
--  Institutional Class
    Period Ended Feb. 26,
    2001(A)                         (4)   $    (72)     (4)   $   (72)

Tax-Free Intermediate
--  Primary Class
    Year Ended March 31, 2002     (734)   $(11,494)    592    $ 9,362
    Year Ended March 31, 2001     (870)    (13,286)   (450)    (6,852)
---------------------------------------------------------------------

Report of Independent Accountants

To the Board of Trustees of Legg Mason Tax-Free Income Fund and Shareholders of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Maryland Tax-Free Income Trust, Pennsylvania Tax-Free Income Trust and Tax-Free Intermediate-Term Income Trust (comprising the Legg Mason Tax-Free Income Fund, hereafter referred to as the "Funds") at March 31, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
April 30, 2002

Trustees and Officers

  The table below provides information about the Trust's trustees and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each trustee and officer is 100 Light Street, Baltimore, Maryland 21202.

------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH    NUMBER OF LEGG       OTHER
                    HELD WITH     OF TIME     MASON FUNDS    DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
  NAME AND AGE        TRUST      SERVED(A)     OVERSEEN          HELD       DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman     Since      Chairman and     None           Director and/or officer of
 Jr.                and          1990       Trustee/Director                various other Legg Mason
 Age 62             Trustee                 of all Legg                     affiliates. Retired Vice
                                            Mason funds                     Chairman and Director of
                                            (consisting of                  Legg Mason, Inc. and Legg
                                            23 portfolios).                 Mason Wood Walker,
                                                                            Incorporated. Formerly:
                                                                            Director of Legg Mason
                                                                            Fund Adviser, Inc. and
                                                                            Western Asset Management
                                                                            Company (each a registered
                                                                            investment adviser).
------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    Since      Director of      Director of    Executive Vice President
 R.(B)                           2001       Legg Mason       the Royce      of Legg Mason, Inc.
 Age 47                                     Value Trust,     Family of      Director and/or officer of
                                            Inc., Legg       Funds          various other Legg Mason
                                            Mason Special    (consisting    affiliates. Formerly:
                                            Investment       of 17          Division President and
                                            Trust, Inc.,     portfolios).   Senior Officer of
                                            Legg Mason                      Prudential Financial
                                            Investment                      Group, Inc. and related
                                            Trust, Inc. and                 companies, including fund
                                            Legg Mason                      boards and consulting
                                            Charles Street                  services to subsidiary
                                            Trust, Inc.;                    companies (1991-2000);
                                            President of                    Partner, Greenwich
                                            all Legg Mason                  Associates; Vice
                                            funds                           President, T. Rowe Price
                                            (consisting of                  Group, Inc.
                                            23 portfolios).
------------------------------------------------------------------------------------------------------
 Gilmore, Richard   Trustee      Since      Trustee/Director Director of    Trustee of Pacor
 G.                              1990       of all Legg      CSS            Settlement Trust, Inc.
 Age 74                                     Mason funds      Industries,    Formerly: Senior Vice
                                            (consisting of   Inc.           President, Chief Financial
                                            23 portfolios).  (diversified   Officer and Director of
                                                             holding        PECO Energy Co., Inc. (now
                                                             company that   Exelon Corporation);
                                                             makes          Director of Finance for
                                                             seasonal       the City of Philadelphia;
                                                             decorative     Executive Vice President
                                                             products).     and Treasurer, Girard Bank
                                                                            and Vice President of its
                                                                            parent holding company,
                                                                            the Girard Company.
------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Trustee      Since      Trustee/Director None           Director of The Brooklyn
 L.                              1990       of all Legg                     Museum of Art. Formerly:
 Age 57                                     Mason funds                     Director of The Baltimore
                                            (consisting of                  Museum of Art.
                                            23 portfolios).
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH    NUMBER OF LEGG       OTHER
                    HELD WITH     OF TIME     MASON FUNDS    DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
  NAME AND AGE        TRUST      SERVED(A)     OVERSEEN          HELD       DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
 McGovern, Jill     Trustee      Since      Trustee/Director None           Chief Executive Officer of
 E.                              1990       of all Legg                     The Marrow Foundation
 Age 57                                     Mason funds                     since 1993. Formerly:
                                            (consisting of                  Executive Director of the
                                            23 portfolios).                 Baltimore International
                                                                            Festival (1991-1993);
                                                                            Senior Assistant to the
                                                                            President of The Johns
                                                                            Hopkins University (1986-
                                                                            1990).
------------------------------------------------------------------------------------------------------
 O'Brien, G.        Trustee      Since      Trustee/Director Director of    Trustee of Colgate
 Peter                           1999       of all Legg      the Royce      University. President of
 Age 56                                     Mason funds      Family of      Hill House, Inc.
                                            except Legg      Funds          (residential home care).
                                            Mason Income     (consisting    Formerly: Managing
                                            Trust, Inc. and  of 17          Director, Equity Capital
                                            Legg Mason Tax   portfolios);   Markets Group of Merrill
                                            Exempt Trust,    Renaissance    Lynch & Co. (1971-1999).
                                            Inc.             Capital
                                            (consisting of   Greenwich
                                            18 portfolios).  Funds; and
                                                             Pinnacle
                                                             Holdings,
                                                             Inc.
                                                             (wireless
                                                             communica-
                                                             tions).
------------------------------------------------------------------------------------------------------
 Rodgers, T.A       Trustee      Since      Trustee/Director None           Principal, T.A. Rodgers &
 Age 67                          1990       of all Legg                     Associates (management
                                            Mason funds                     consulting). Formerly:
                                            (consisting of                  Director and Vice
                                            23 portfolios).                 President of Corporate
                                                                            Development, Polk Audio,
                                                                            Inc. (manufacturer of
                                                                            audio components).
------------------------------------------------------------------------------------------------------
 Duffy, Marc        Vice         Since      Vice President   None           Associate General Counsel
 R.(B)              President    2000       and Secretary                   of Legg Mason Wood Walker,
 Age 44             and                     of all Legg                     Incorporated. Formerly:
                    Secretary               Mason funds                     Senior Associate,
                                            (consisting of                  Kirkpatrick & Lockhart LLP
                                            23 portfolios).                 (1996-1999); Senior
                                                                            Counsel, Securities and
                                                                            Exchange Commission,
                                                                            Division of Investment
                                                                            Management (1989-1995).
------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice         Since      Vice President   None           Vice President and
 K.(B)              President    1990       and Treasurer                   Treasurer of Legg Mason
 Age 53             and                     of all Legg                     Fund Adviser, Inc. and
                    Treasurer               Mason funds                     Western Asset Funds, Inc.;
                                            (consisting of                  Treasurer of Pacific
                                            23 portfolios).                 American Income Shares,
                                                                            Inc. and Western Asset
                                                                            Premier Bond Fund.
------------------------------------------------------------------------------------------------------

(A) Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

(B) Officers of the Trust are interested persons (as defined in the 1940 Act).

           Mr. Curley and Mr. Fetting are considered to be interested persons (as defined in the 1940 Act) of the Trust on the basis of their employment with the Trust's investment adviser or its affiliated entities (including the Trust's principal underwriter)
               and Legg Mason, Inc., the parent holding company.

         ADDITIONAL INFORMATION ABOUT THE TRUST'S TRUSTEES AND OFFICERS
            IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION,
        AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-822-5544.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

              EQUITY FUNDS:                              SPECIALTY FUNDS:
Value Trust                                 Balanced Trust
Special Investment Trust                    Financial Services Fund
American Leading Companies Trust            Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

              GLOBAL FUNDS:                            TAXABLE BOND FUNDS:
Global Income Trust                         U.S. Government Intermediate-Term
International Equity Trust                  Portfolio
Emerging Markets Trust                      Investment Grade Income Portfolio
Europe Fund                                 High Yield Portfolio


           TAX-FREE BOND FUNDS:                        MONEY MARKET FUNDS:
Maryland Tax-Free Income Trust              U.S. Government Money Market Portfolio
Pennsylvania Tax-Free Income Trust          Cash Reserve Trust
Tax-Free Intermediate-Term Income Trust     Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                         [LEGG MASON FUNDS LOGO]

                         Investment Manager

                         Legg Mason Fund Adviser, Inc.
                         Baltimore, MD

                         Investment Adviser

                         Legg Mason Trust, fsb
                         Baltimore, MD

                         Board of Trustees and Officers

                         John F. Curley, Jr., Chairman
                         Mark R. Fetting, President
                         Richard G. Gilmore
                         Arnold L. Lehman
                         Dr. Jill E. McGovern
                         G. Peter O'Brien
                         T. A. Rodgers

                         Transfer and Shareholder Servicing Agent

                         Boston Financial Data Services
                         Boston, MA

                         Custodian

                         State Street Bank & Trust Company
                         Boston, MA

                         Counsel

                         Kirkpatrick & Lockhart LLP
                         Washington, DC

                         Independent Accountants

                         PricewaterhouseCoopers LLP
                         Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED

                        MEMBER NYSE, INC. - MEMBER SIPC

                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-030
5/02